INCOME TAXES - Reconciliation of The Statutory Tax Rate to The Effective Tax Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Taxes [Abstract]
Profit before income tax	$ 67,464	$ 38,544	$ 50,189
Tax rate	30.00%	35.00%	35.00%
Income tax expense	$ (20,239)	$ (13,490)	$ (17,566)
Permanent differences
Argentine Software Promotion Regime	6,844	3,541	7,189
Effect of different tax rates of subsidiaries operating in countries other than Argentina	4,352	2,019	1,069
Non-deductible expenses	1,130	1,187	2,301
Tax loss carry forward not recognized	(1,462)	(374)	(878)
Exchange difference	(8,777)	(860)	(6,593)
Other	2,284	(104)	151
TOTAL INCOME TAX EXPENSE	$ (15,868)	$ (8,081)	$ (14,327)